Investment Securities (Schedule Of FHN's Investment Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 5,204,643	$ 3,971,435
Gross Unrealized Gains		19,869
Gross Unrealized Losses		(47,805)
Fair Value	5,170,255	3,943,499
Pledged available for sale securities	4,000,000	3,300,000
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	10,000	14,347
Gross Unrealized Gains	0	426
Gross Unrealized Losses	(99)	0
Fair Value	9,901	14,773
FRB
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	134,600	68,600
FHLB-Cincinnati Stock
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	87,900	87,900
States and municipalities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		4,347
Gross Unrealized Gains		393
Gross Unrealized Losses		0
Fair Value		4,740
Corporates and other debt
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	10,000	10,000
Gross Unrealized Gains	0	33
Gross Unrealized Losses	(99)	0
Fair Value	9,901	10,033
Securities available-for-sale, excluding interest only strip:
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,204,643
Gross Unrealized Gains	12,259
Gross Unrealized Losses	(47,917)
Fair Value	5,168,985
U.S. treasuries
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	100	100
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(1)	0
Fair Value	99	100
Government agency issued mortgage-backed securities (“MBS”)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,580,442	2,217,593
Gross Unrealized Gains	10,538	14,960
Gross Unrealized Losses	(13,604)	(23,866)
Fair Value	2,577,376	2,208,687
Government agency issued collateralized mortgage obligations (“CMO”)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,302,439	1,566,986
Gross Unrealized Gains	1,691	4,909
Gross Unrealized Losses	(34,272)	(23,937)
Fair Value	2,269,858	1,547,958
Corporates and other debt
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	55,799
Gross Unrealized Gains	23
Gross Unrealized Losses	(40)
Fair Value	55,782
Equity and other
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	265,863	186,756
Gross Unrealized Gains	7	0
Gross Unrealized Losses	0	(2)
Fair Value	265,870	$ 186,754
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Fair Value	0
SBA - Interest Only Strips
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 1,270